SECURITIES AND EXCHANGE
                                   COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                                   COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001.

Check here if Amendment                 [   ];   Amendment Number:
This Amendment (Check only one.):       [   ]    is a restatement
                                        [   ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name                        Brahman Capital Corp.
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Address                     350 Madison Avenue, 22nd Floor
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                            New York, NY 10017
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         Form 13F File Number:      28-4455

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      William D'Eredita
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Title:                     Chief Financial Officer
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Phone:                     (212) 681-9797
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Signature, Place, and Date of Signing:

/s/ William D'Eredita           New York, NY             February 13, 2002
--------------------------      -----------------------  ----------------------
[Signature]                    [City, State]                [Date]


Report Type (Check only one.):

     [X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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      Item 1                                            Item 2           Item 3             Item 4          Item 5


                                                                                                             Shares or
                                                      Title              CUSIP            Fair Market       Principal
  Name of Issuer                                     of Class            Number              Value            Amount
------------------------------------------------------------------------------------------------------------------------------------

AETNA INC.                                           COMMON             00817Y-10-8      43,464,325.00      1,317,500
ALLTRISTA                                            COMMON             020040-10-1         306,150.00         19,500
AMERICREDIT CORP                                     COMMON             03060R-95-1       1,014,175.00          1,795 (P)
BROCADE COMMINICATIONS                               COMMON             111621-95-8         740,000.00          2,000 (P)
CRESTLINE CAPITAL CORP                               COMMON             226153-10-4      46,606,462.00      1,500,530
CMS ENERGY                                           COMMON             125896-10-0         120,150.00          5,000
CALPINE CORP                                         COMMON             131347-10-6         246,813.00         14,700
DAVIDA INC.                                          COMMON             23918K-10-8      42,250,823.00      1,728,050
ECHOSTAR COMMUNICATION                               COMMON             278762-10-9      17,284,124.00        629,200
ENERGY EAST CORP                                     COMMON             29266M-10-9         142,425.00          7,500
EQUITABLE RESOURCES INC                              COMMON             294549-10-0      54,683,031.00      1,605,020
EXULT INC.                                           COMMON             302284-95-4          45,938.00            375 (P)
EXULT INC.                                           COMMON             302284-95-4           9,375.00            750 (P)
FIND SVP INC.                                        COMMON             317718-30-2         315,000.00        375,000
FMC CORP                                             COMMON             302491-30-3      21,854,350.00        367,300
FMC TECHNOLOGIES INC.                                COMMON             30249U-9A-D          10,688.00            855 (C)
GTECH HOLDINGS CORP.                                 COMMON             400518-10-6      51,336,668.00      1,133,510
GTECH HOLDINGS CORP.                                 COMMON             400518-90-6          38,750.00             25 (C)
H&R BLOCK                                            COMMON             093671-10-5      14,531,970.00        325,100
IMAGISTICS INTL INC                                  COMMON             45247T-10-4       6,646,152.00        538,150
INSTINET GROUP                                       COMMON             457750-10-7       1,419,060.00        141,200
IRON MOUNTAIN                                        COMMON             462846-10-6      29,935,986.00        683,470
ISTAR FINANCIAL INC                                  COMMON             45031U 10-1       5,578,820.00        223,600
JOY GLOBAL INC.                                      COMMON             481165-10-8       2,417,134.00        143,877
JUNIPER NETWORKS                                     COMMON             48203R-95-4         430,000.00          2,000 (P)
KEY3MEDIA GROUP INC.                                 COMMON             49326R-10-4       9,809,332.00      1,840,400
MOORE LTD                                            COMMON             615785-10-2      38,974,700.00      4,102,600
NET.BANK INC                                         COMMON             640933-10-7         890,800.00         85,000
NET2PHONE                                            COMMON             64108N-10-6         555,525.00         82,300
NETWORK APPLIANCE                                    COMMON             64120L-95-4         131,250.00          3,500 (P)
PEC SOLUTIONS                                        COMMON             705107-95-0         109,500.00            600 (P)
PLAINS ALL AMERICAN PIPELINE                         COMMON             726503-10-5         194,925.00          7,500
PUBLIC SERVICE ENT GROUP                             COMMON             744573-10-6         105,475.00          2,500
PPL CORP                                             COMMON             69351T-10-6         167,280.00          4,800
RESOURCE BANKSHARES                                  COMMON             761197-10-2       2,759,568.00        240,800
TITAN CORP                                           COMMON             888266-95-3         125,000.00          1,000 (P)
TRIZEC HAHN CORP                                     COMMON             896938-10-7      41,760,430.00      2,659,900
TRIZEC HAHN CORP                                     COMMON             896938-90-7         352,800.00            720 (C)
UNITED SHIPPING & TECHNOLOGY                         COMMON             911498-10-3       3,076,055.00        904,722
WHX CORP HOLDINGGS                                   COMMON             929248-10-2         292,446.00        189,900
WILLIAMS COMM GROUP                                  COMMON             969455-10-4          18,358.20          7,812
WILLIAMS COS INC                                     COMMON             969457-10-0         242,440.00          9,500


                                                                                           --------------------
                                                                                                440,994,253.20
                                                                                           ====================


Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at December 31, 2001 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.
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

 Item 1                                           Item 6                   Item 7                      Item 8
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

                                     a) Sole     b) Shared      c) Shared-  Managers    a) Sole       b) Shared      c) Shared-
                                                 As Defined       Other    See Instr.                As Defined         Other
 Name of Issuer                                  in Instr. V                     V                    in Instr. V
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AETNA INC.                              x                                       1          x
ALLTRISTA                               x                                       1          x
AMERICREDIT CORP                        x                                       1          x
BROCADE COMMINICATIONS                  x                                       1          x
CRESTLINE CAPITAL CORP                  x                                       1          x
CMS ENERGY                              x                                       1          x
CALPINE CORP                            x                                       1          x
DAVIDA INC.                             x                                       1          x
ECHOSTAR COMMUNICATION                  x                                       1          x
ENERGY EAST CORP                        x                                       1          x
EQUITABLE RESOURCES INC                 x                                       1          x
EXULT INC.                              x                                       1          x
EXULT INC.                              x                                       1          x
FIND SVP INC.                           x                                       1          x
FMC CORP                                x                                       1          x
FMC TECHNOLOGIES INC.                   x                                       1          x
GTECH HOLDINGS CORP.                    x                                       1          x
GTECH HOLDINGS CORP.                    x                                       1          x
H&R BLOCK                               x                                       1          x
IMAGISTICS INTL INC                     x                                       1          x
INSTINET GROUP                          x                                       1          x
IRON MOUNTAIN                           x                                       1          x
ISTAR FINANCIAL INC                     x                                       1          x
JOY GLOBAL INC.                         x                                       1          x
JUNIPER NETWORKS                        x                                       1          x
KEY3MEDIA GROUP INC.                    x                                       1          x
MOORE LTD                               x                                       1          x
NET.BANK INC                            x                                       1          x
NET2PHONE                               x                                       1          x
NETWORK APPLIANCE                       x                                       1          x
PEC SOLUTIONS                           x                                       1          x
PLAINS ALL AMERICAN PIPELINE            x                                       1          x
PUBLIC SERVICE ENT GROUP                x                                       1          x
PPL CORP                                x                                       1          x
RESOURCE BANKSHARES                     x                                       1          x
TITAN CORP                              x                                       1          x
TRIZEC HAHN CORP                        x                                       1          x
TRIZEC HAHN CORP                        x                                       1          x
UNITED SHIPPING & TECHNOLOGY            x                                       1          x
WHX CORP HOLDINGGS                      x                                       1          x
WILLIAMS COMM GROUP                     x                                       1          x
WILLIAMS COS INC                        x                                       1          x

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